Document and Entity Information	Aug. 04, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 04, 2025
Entity Registrant Name	SIMMONS FIRST NATIONAL CORP
Entity Incorporation State Country Code	AR
Entity File Number	0-6253
Entity Tax Identification Number	71-0407808
Entity Address Address Line 1	501 Main Street
Entity Address City Or Town	Pine Bluff
Entity Address State Or Province	AR
Entity Address Postal Zip Code	71601
City Area Code	870
Local Phone Number	541-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	SFNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	EXPLANATORY NOTE: On August 4, 2025, Simmons First National Corporation (“Company”) filed a Current Report on Form 8-K to report certain changes to its executive management, including the appointment of James M. Brogdon as the Company’s president and chief executive officer, effective as of January 1, 2026. At the time of such filing, the compensatory arrangement for Mr. Brogdon in connection with his new role was unavailable. This Form 8-K/A is being filed to describe the 2026 compensatory arrangement for Mr. Brogdon established by the Company’s board of directors (“Board”) on January 28, 2026.
Entity Central Index Key	0000090498